SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	$ 620,921
Action Business Combination	7,831
Balance as of June 30, 2021	628,752
Production Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	443,457
Action Business Combination	4,578
Balance as of June 30, 2021	448,035
Drilling and Evaluation Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	177,464
Action Business Combination	3,253
Balance as of June 30, 2021	$ 180,717